Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Post-employment Benefits

	December 31, 2017	December 31, 2016
Futura	44,431	43,401
Futura II	1,237	163
Comgás	439,791	397,916

	485,459	441,480

Summary of Defined Benefit Obligation and Fair Value of Plan Assets

Details of the present value of the defined benefit obligation and the fair value of plan assets are as follows:

	December 31, 2017	December 31, 2016
Actuarial obligation at beginning of the year	830,585	654,329
Current service cost	271	238
Interest expense	86,138	84,017
Actuarial (gain) loss arising from financial assumptions	72,223	(2,340)
Actuarial (gain) loss arising from experience adjustment	(30,303)	52,301
Benefits payment	(56,128)	(55,648)

Actuarial obligation at the end of the year	902,786	732,897

Fair value of plan assets at beginning of the year	(388,142)	(361,026)
Interest income	(40,577)	(45,453)
Earnings on assets greater than discount rate	(16,634)	(9,151)
Contributions paid	(3,896)	(4,572)
Benefit payments	33,332	32,060

Fair value of plan assets end of the year	(415,917)	(388,142)

Superplus (deficit) for the year	486,869	344,755

Net defined benefit liability	486,869	344,755

Summary of Expense Recognized in Profit or Loss	Total expense recognized in profit or loss is as follow:

	December 31, 2017	December 31, 2016
Current service cost	(271)	(238)
Interest expense	(46,312)	(39,892)

	(46,583)	(40,130)

Summary of Amount Recognised as Accumulated Other Comprehensive Income

Total amount recognized as accumulated other comprehensive income:

	December 31, 2017	December 31, 2016
Accumulated at the initial of the year	252,473	116,430
Actuarial (gain) loss arising from financial assumptions	(7,865)	94,070
Actuarial (gain) loss arising from experience adjustment	(1,845)	51,124
Earnings on assets greater than discount rate	(16,634)	(9,151)

Accumulated at the end of the year	226,129	252,473

Summary of Plan Assets

The plan assets are comprised of the following:

	December 31, 2017		December 31, 2016
	Amount	%	Amount	%
Fixed income bonds	408,347	93.95	364,659	93.95
Variable-income securities	3,411	5.00	19,407	5.00
Other	4,159	1.05	4,075	1.05

	415,917	100.00	388,141	100.00

Summary of Assumptions to Determine Defined Benefit Obligations

The main assumptions used to determine the benefit obligations of the Company are as follows:

	Futura		Comgás
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Discount rate	9.55%	10.84%	9.52%	10.83%
Inflation rate	4.00%	4.50%	4.00%	4.50%
Future salary increases	N/A	N/A	7.12%	7.64%
Increase in pension plans	4.00%	4.50%	4.00%	4.50%

Summary of Changes in Discount Rate

Changes in the discount rate for the balance sheet date in one of the relevant actuarial assumptions, while maintaining other assumptions, would have affected the defined benefit obligation as shown below:

	Discount rate
	Increase	Decrease
	0.05%	0.05%
Futura	(21,739)	23,800
Futura II	(93)	98
Comgás	(27,459)	30,977